Income Taxes - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes [Line Items]
Percentage of income attributable to wholly-owned operations and investments for which income tax expense and effective tax rate calculated	100.00%
Undistributed earnings of foreign subsidiaries	$ 55,000
Valuation allowance	75	391
State and other net operating loss carry forwards	7,117
Gross unrecognized tax benefits	3,135	2,474	2,424	1,889
Unrecognized tax benefits that, if recognized, would affect the effective tax rate	2,038	1,609
Estimated accrued interest and penalties resulting from unrecognized tax benefits	$ 630	$ 583
Minimum
Income Taxes [Line Items]
State and other net operating loss carry forwards expiration date	2014
Maximum
Income Taxes [Line Items]
State and other net operating loss carry forwards expiration date	2026